Promissory notes receivable (Details) $ in Thousands, $ in Thousands	12 Months Ended
	May 31, 2020 CAD ($)	May 31, 2020 USD ($)
Statement [line items]
Balance at the beginning of the year	$ 39,200
Additions	0
Disposal / Impairment	(39,200)
Write-down on promissory notes	13,000
Promissory notes receivable
Statement [line items]
Proceeds From Settlement Of Promissory Notes Receivable	26,000	$ 19,500
Write-down on promissory notes	13,000
Promissory note with Interest rate 3 due on july 15, 2020
Statement [line items]
Balance at the beginning of the year	39,000
Additions	0
Disposal / Impairment	(39,000)
Balance at the end of the year	$ 0
Promissory notes receivable interest (as percent)	3.00%	3.00%
Promissory note with Interest free due on May 1, 2020
Statement [line items]
Balance at the beginning of the year	$ 200
Additions	0
Disposal / Impairment	(200)
Balance at the end of the year	$ 0